Shareholder Report, Line Graph (Details) LMF5900_Western Asset Short Duration High Income Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,623,437	$ 1,501,746	$ 1,376,784	$ 1,287,420	$ 1,359,550	$ 1,208,816	$ 1,210,093	$ 1,158,827	$ 1,108,234	$ 1,000,000	$ 1,716,299
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,112,984	1,076,577	1,024,325	1,060,027	1,166,356	1,174,599	1,066,641	986,893	994,852	1,000,000	$ 1,143,141
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Accumulated Value	$ 1,636,213	$ 1,505,275	$ 1,363,393	$ 1,286,617	$ 1,344,683	$ 1,203,909	$ 1,204,141	$ 1,150,825	$ 1,104,104	$ 1,000,000	$ 1,717,437